Derivative Financial Instruments (Narrative) (Detail) (JPY ¥)	6 Months Ended	12 Months Ended	6 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Jun. 30, 2014
General Cash Flow Hedge Information:
Derivative, Notional Amount	¥ 1,249,700,000,000,000 [1]	¥ 1,147,400,000,000,000 [1]
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities	43,000,000,000	35,000,000,000
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities	3,075,000,000,000	3,048,000,000,000
Derivative, Credit Risk Related Contingent Features:
Aggregate fair value of derivative instruments with credit risk related contingent features in a liability position	3,000,000,000,000	2,500,000,000,000
Aggregate fair value of derivative instruments with credit risk related contingent features in a liability position, posted collateral	494,000,000,000	253,000,000,000
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade	134,000,000,000	125,000,000,000
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade	151,000,000,000	43,000,000,000
MUAH [Member]
General Cash Flow Hedge Information:
Derivative, Description of hedged item			Benchmark interest rate on the London Interbank Offered Rate ("LIBOR") indexed loans
Weighted average remaining life of currently active cash flow hedges, approximate years			3 years 10 months 6 days
Expected cash flow hedge gain (loss) reclassified to earnings, net			9,700,000,000
Fair Value Hedges:
Type of fair value hedging instruments used in interest rate hedging strategy			Interest rate swaps
Objective for interest rate hedging strategy			Mitigates the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, U.S. dollar LIBOR
MUAH [Member] | Maximum [Member]
Fair Value Hedges:
Gains (losses) on the hedging instruments			1,000,000,000
Gains (losses) on the hedged liability			(1,000,000,000)
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Swap1 [Member]
General Cash Flow Hedge Information:
Derivative, Notional Amount			¥ 831,200,000,000

[1]	Includes both written and purchased position.